Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net income	¥ 61,467	¥ 17,136
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	30,027	30,355
(Gain) loss on investments in equity securities	(7,569)	3,265
Gain on investments in subsidiaries and affiliates	(129)
Loss on disposal of office buildings, land, equipment and facilities	887	151
Deferred income taxes	(1,949)	11,050
Changes in operating assets and liabilities:
Time deposits	(9,293)	(8,439)
Deposits with stock exchanges and other segregated cash	5,537	99,999
Trading assets and private equity and debt investments	(609,071)	(1,293,513)
Trading liabilities	(59,347)	1,598,294
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	627,468	(1,254,871)
Securities borrowed, net of securities loaned	(166,357)	270,702
Other secured borrowings	(43,730)	(70,778)
Loans and receivables, net of allowance for credit losses	(383,335)	(275,360)
Payables	521,626	408,030
Bonus accrual	(63,072)	(72,500)
Accrued income taxes, net	44,537	(38,497)
Other, net	(95,506)	(84,920)
Net cash used in operating activities	(147,809)	(659,896)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(52,800)	(55,969)
Proceeds from sales of office buildings, land, equipment and facilities	42,333	25,324
Payments for purchases of investments in equity securities	(13)
Proceeds from sales of investments in equity securities	9,901	816
Increase in loans receivable at banks, net	(38,020)	(33,031)
Decrease in non-trading debt securities, net	2,376	57,442
Business combinations or disposals, net	(446)
Increase in investments in affiliated companies, net	(26,947)	(2,822)
Other, net	2,400	480
Net cash used in investing activities	(61,216)	(7,760)
Cash flows from financing activities:
Increase in long-term borrowings	1,493,493	991,025
Decrease in long-term borrowings	(993,655)	(525,048)
Increase (decrease) in short-term borrowings, net	(11,883)	121,210
Increase (decrease) in deposits received at banks, net	(145,856)	232,810
Proceeds from sales of common stock held in treasury	110	3
Payments for repurchases of common stock held in treasury	(20,007)	(23,209)
Payments for cash dividends	(36,049)	(42,254)
Contributions from noncontrolling interests	18,906	3,334
Distributions to noncontrolling interests	(11,291)	(2,440)
Net cash provided by financing activities	293,768	755,431
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	199,672	271,536
Net increase in cash, cash equivalents, restricted cash and restricted cash equivalents	284,415	359,311
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	3,820,852	3,316,408
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	4,105,267	3,675,719
Cash paid during the period for—
Interest	1,127,545	302,848
Income tax payments, net	¥ (1,010)	¥ 53,527